Segment Reporting (Details Textual)	12 Months Ended
	Dec. 31, 2011 Segment	Feb. 28, 2011 Carrier	Dec. 31, 2007 Building
Segment Reporting (Textual) [Abstract]
Number of LNG carriers		6	4
Number of reportable segments	2
Minimum percentage of partnership's consolidated voyage revenues	10.00%
Suezmax Tankers [Member]
Segment Reporting (Textual) [Abstract]
Number of crude oil tankers	10
Handymax Product tanker [Member]
Segment Reporting (Textual) [Abstract]
Number of Handymax product tanker	1
Liquefied Gas Segment [Member]
Segment Reporting (Textual) [Abstract]
Number of LNG carriers	20
Number of LNG carriers included in joint ventures accounted for under the equity method	9
Number of LPG carriers	3
Number of Multigas carriers	2